Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

March 3, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    The Alger Funds (811-01355)

 Registration Statement on Form N-14

On behalf of The Alger Funds (the “Trust”), a registered open-end management investment company, transmitted herewith is the Trust’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Information Statement (the “Prospectus/Information Statement”) for shareholders of Alger 25 Fund (the “Fund”), a series of the Trust, regarding a Plan of Reorganization to transfer its assets in a tax-free reorganization to Alger 35 Fund (the “Acquiring Fund”), also a series of the Trust, in exchange solely for Class P shares (to be renamed, on the Closing Date (as defined below), Class Z shares) and the assumption by the Acquiring Fund of the Fund’s stated liabilities (the “Reorganization”). Class Z shareholders of the Fund will receive a number of Class Z shares (or fractions thereof) of the Acquiring Fund, equal in value to the aggregate net asset value of the shareholder’s Class Z shares of the Fund as of the Closing Date. The Acquiring Fund and the Fund are advised by Fred Alger Management, LLC (“FAM”).

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Trust will file a post-effective amendment to the Registration Statement that will include a copy of the tax opinion to be issued in connection with the closing of the Reorganization.

The Trust intends to mail the Prospectus/Information Statement in April to the Fund’s shareholders. The Reorganization currently is expected to be consummated on or about May 7, 2021 (the “Closing Date”).

It has been determined that the Acquiring Fund will be the accounting survivor of the Reorganization, after consideration of relevant factors, including those set forth in North American Security Trust (SEC No-Action Letter, pub. avail. Aug. 5, 1994) (the “NAST factors”). Such determination was made in consultation with Deloitte & Touche LLP, the Trust’s independent registered public accounting firm, and Proskauer Rose LLP, counsel to the Trust. These factors include those discussed below:

•	Investment Adviser. FAM is the investment adviser to both the Acquiring Fund and the Fund. The Acquiring Fund and the Fund are both managed by the same portfolio manager.

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Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Information Statement, the Acquiring Fund and the Fund have the same investment objective and substantially identical investment management policies. Each fund seeks long-term capital appreciation. Under normal circumstances, the Acquiring Fund and the Fund invest in a 35-stock portfolio and 25-stock portfolio, respectively, of equity securities of companies of any market capitalization that FAM believes are undergoing Positive Dynamic Change (as

Beijing | Boca Raton | Boston | Chicago | Hong Kong | London | Los Angeles | New Orleans | New York | Paris | São Paulo | Washington, DC

defined below). Equity securities include common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights.

FAM believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

The Fund and the Acquiring Fund may invest in companies whose securities are traded on domestic or foreign exchanges.

Each fund invests a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 25 holdings and the Acquiring Fund will own approximately 35 holdings. As a result, each fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the fund’s performance. Fund holdings may occasionally differ from these numbers for a variety of reasons, including, among others, because of extreme market volatility, such as when the fund has entered a temporary defensive position. Additionally, a fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.

Each fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

Each fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology and consumer discretionary sectors.

The Acquiring Fund and the Fund have the same fundamental investment restrictions.

The Acquiring Fund’s investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

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Expense Structure and Expense Ratios. The shareholders of each fund have approved the payment to FAM of an advisory fee at the annual rate of 0.45% of the value of the respective fund’s average daily net assets; however, through October 31, 2021, the advisory fee paid by the Acquiring Fund to FAM is the lesser of (i) an annual rate of 0.45% of the value of the Acquiring Fund’s average daily net assets; and (ii) a fulcrum fee consisting of a base fee at an annual rate of 0.55% of the value of the Acquiring Fund’s average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.25% based upon the Acquiring Fund’s Class P-2 shares performance relative to the S&P 500 Index, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.80%.

The Acquiring Fund’s Class Z shares had the same total annual expense ratio as Class Z shares of the Fund (after, for Class Z shares of both funds, expense reimbursement arrangements), based on the expenses of each fund as of its most recent fiscal year end.

The Acquiring Fund’s expense structure will be the expense structure of the combined fund after the Reorganization.

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Asset Size. The funds are of a similar size, with the Fund having slightly more assets than the Acquiring Fund (the Fund had approximately $22.4 million and the Acquiring Fund had approximately $14.3 million in net assets, as of October 31, 2020).

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Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund’s investment objective, policies and restrictions. In connection with the Reorganization, FAM currently estimates that approximately 54% of the Fund’s portfolio securities may be sold by the Fund before consummation of the Reorganization. In addition, the Fund, the Acquiring Fund and the combined fund may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective fund. Any sales of portfolio securities by a fund will be subject to any restrictions imposed by the Internal Revenue Code of 1986, as amended, with respect to the tax-free nature of the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund’s investment objective, policies, restrictions and process and class and expense structure will be used in managing the combined fund. The Acquiring Fund’s adviser and portfolio manager will continue in their roles for the combined fund after the Reorganization. Additionally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund’s investment objective, policies, restrictions and process. Although the Acquiring Fund has a slightly smaller asset base than the Fund, we do not believe that the asset size difference should outweigh the other NAST factors that indicate that the Acquiring Fund should be the accounting survivor in the Reorganization.

Please telephone the undersigned at 212.969.3376, or Nicole M. Runyan of this office at 212.969.3361, if you have any questions.

Very truly yours,

/s/ Max Vogel

Max Vogel

cc:     Nicole M. Runyan

 Brad A. Green

 Tina Payne

 Mia G. Pillinger